Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
April 30, 2026 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 58.1%	Par	Value
ATLX Trust
Series 2024-RPL1, Class A2, 4.40%, 04/25/2064 (a)(b)	$500,000	$490,608
Series 2024-RPL1, Class M1, 4.40%, 04/25/2064 (a)(b)	1,000,000	979,159
Brean Asset Backed Securities Trust, Series 2026-RM15, Class A1, 4.25%, 04/25/2066 (a)	1,000,000	961,344
CIM Trust, Series 2022-R1, Class M3, 4.00%, 01/25/2061 (a)(b)	1,000,000	806,295
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	300,000	265,472
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066 (a)(b)	1,179,000	955,704
Series 2021-3, Class M1, 2.30%, 09/27/2066 (a)(b)	135,000	98,626
Series 2022-1, Class B2, 4.17%, 12/27/2066 (a)(b)	1,300,000	1,158,336
Series 2022-2, Class B1, 3.94%, 02/25/2067 (a)(b)	1,000,000	853,836
Series 2022-3, Class B1, 4.22%, 02/25/2067 (a)(b)	2,000,000	1,763,189
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056 (a)(b)	1,000,000	670,437
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(b)	1,250,000	968,105
Series 2021-NQM3, Class M1, 2.32%, 04/25/2066 (a)(b)	1,000,000	774,419
Series 2021-NQM5, Class A3, 1.35%, 05/25/2066 (a)(b)	1,124,129	941,674
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066 (a)(b)	1,186,924	1,050,218
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067 (a)(b)	1,750,000	1,646,382
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066 (a)(b)	100,000	77,608
Series 2021-3, Class B1, 3.27%, 08/25/2066 (a)(b)	700,000	553,060
Series 2026-CES1, Class A3, 5.93%, 03/25/2061 (a)(c)	1,500,000	1,499,958
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066 (a)(b)	777,000	614,809
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	139,000	98,977
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(b)	1,000,000	747,876
Series 2022-1, Class B1, 3.86%, 01/25/2067 (a)(b)	750,000	589,230
Series 2022-4, Class B1, 5.84%, 09/25/2067 (a)(b)	1,000,000	994,317
FIGRE Trust, Series 2025-PF2, Class D, 6.14%, 10/25/2055 (a)(b)	853,000	848,397
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	771,519	639,182
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052 (a)(b)	1,500,000	942,728
Series 2021-PJ9, Class A4, 2.50%, 02/26/2052 (a)(b)	1,302,440	1,068,926
Series 2024-RPL2, Class M1, 4.11%, 07/25/2061 (a)(b)	3,000,000	2,856,126
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056 (a)(b)	170,591	153,725
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.26%, 12/25/2049 (a)(b)	80,386	74,958
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	317,166	284,609
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	1,292,430	1,089,234
Series 2021-12, Class A8, 2.50%, 02/25/2052 (a)(b)	1,500,000	1,242,229
Series 2021-13, Class A5, 2.50%, 04/25/2052 (a)(b)	1,499,999	1,030,194
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(b)	966,952	803,503
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	893,747	808,547
Series 2023-4, Class 1A2, 6.00%, 11/25/2053 (a)(b)	598,623	601,565
Series 2023-6, Class AX1, 0.20%, 12/26/2053 (a)(b)(d)	15,729,470	28,816
Series 2024-5, Class B4, 6.90%, 11/25/2054 (a)(b)	390,385	392,324
Series 2025-CES2, Class M1, 6.24%, 06/25/2055 (a)(c)	1,000,000	1,004,488
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050 (a)(b)	1,851,151	1,613,411
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052 (a)(b)	1,954,206	1,676,406
MFRA Trust
Series 2021-INV2, Class M1, 3.20%, 11/25/2056 (a)(b)	2,000,000	1,630,123
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060 (a)(b)	500,000	426,957
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060 (a)(b)	1,000,000	853,883
Mill City Mortgage Trust, Series 2017-2, Class M3, 3.25%, 07/25/2059 (a)(b)	160,000	151,186
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.53%, 09/25/2053 (a)(b)	250,000	229,767
Series 2024-3, Class A9, 6.00%, 07/25/2054 (a)(b)	1,803,514	1,795,222
New Residential Mortgage Loan Trust
Series 2015-1A, Class B6, 5.14%, 05/28/2052 (a)(b)	653,303	548,311
Series 2019-2A, Class B6, 4.69%, 12/25/2057 (a)(b)	292,202	224,735
Series 2022-NQM4, Class A3, 5.00%, 06/25/2062 (a)(c)	2,360,838	2,372,784
Series 2025-NQM5, Class M1, 6.09%, 08/25/2065 (a)(b)	1,750,000	1,763,951
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	725,255	602,009
Series 2021-J3, Class A7, 2.50%, 10/25/2051 (a)(b)	1,500,000	1,048,445
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (a)(b)	523,959	467,843
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	546,428	456,153
Series 2022-INV1, Class A18, 3.00%, 12/25/2051 (a)(b)	153,689	131,288
Series 2022-J2, Class A10, 3.00%, 08/25/2052 (a)(b)	2,057,000	1,553,169
Series 2026-CES1, Class A3, 5.64%, 04/25/2056 (a)(c)	1,629,000	1,630,973
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00%, 07/25/2069 (a)(c)	1,781,155	1,734,661
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069 (a)(c)	2,000,000	1,929,526
Provident Funding Mortgage Trust, Series 2021-INV1, Class A14, 2.50%, 08/25/2051 (a)(b)	1,526,773	1,256,386
PRPM LLC
Series 2025-RCF1, Class A2, 4.50%, 02/25/2055 (a)(c)	1,500,000	1,470,857
Series 2025-RCF1, Class A3, 4.50%, 02/25/2055 (a)(c)	1,250,000	1,222,636
Rate Mortgage Trust
Series 2021-HB1, Class A1, 2.50%, 12/25/2051 (a)(b)	1,174,907	973,374
Series 2021-J3, Class A25, 2.50%, 10/25/2051 (a)(b)	500,000	338,710
RCKT Mortgage Trust
Series 2021-5, Class A1, 2.50%, 11/25/2051 (a)(b)	3,796,014	3,193,211
Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	684,891	613,911
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052 (a)(b)	750,000	733,598
Series 2025-LOC5, Class B1, 7.40% (1 mo. Term SOFR + 3.75%), 10/25/2055 (a)	410,000	411,955
Series 2026-HB1, Class M3, 6.10% (1 mo. Term SOFR + 2.45%), 04/25/2056 (a)	1,000,000	998,919
Sequoia Mortgage Trust
Series 2023-4, Class B2, 5.69%, 11/25/2053 (a)(b)	4,075,265	3,908,010
Series 2026-1, Class A1, 5.00%, 02/25/2056 (a)(b)	2,379,955	2,330,114
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061 (a)(b)	2,054,579	1,734,620
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	515,523
Series 2021-2, Class B2, 4.04%, 12/25/2061 (a)(b)	910,000	630,640
Starwood Mortgage Residential Trust
Series 2022-2, Class A1, 4.17%, 02/25/2067 (a)(b)	1,319,939	1,268,689
Series 2022-3, Class A1, 5.16%, 03/25/2067 (a)(b)	176,075	175,648
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	880,373	831,922
Towd Point Mortgage Trust
Series 2020-4, Class M1, 2.88%, 10/25/2060 (a)	565,000	450,396
Series 2024-4, Class A2, 4.53%, 10/27/2064 (a)(b)	500,000	480,149
Series 2024-4, Class M1, 4.53%, 10/27/2064 (a)(b)	500,000	461,143
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066 (a)(b)	1,750,000	1,376,421
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(b)	1,000,000	826,994
Series 2021-5, Class M1, 2.33%, 09/25/2066 (a)(b)	250,000	191,794
Series 2021-8, Class B1, 4.24%, 11/25/2066 (a)(b)	1,000,000	873,635
Series 2022-2, Class B1, 4.25%, 02/25/2067 (a)(b)	1,300,000	1,077,229
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	189,697	179,976
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 06/25/2051 (a)(b)	277,834	248,299
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $85,164,728)		85,044,752

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 42.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QJ3250, 6.50%, 09/01/2054	801,485	832,314
Pool QJ6122, 5.00%, 10/01/2054	1,871,773	1,857,052
Pool QJ7063, 5.50%, 10/01/2054	2,163,482	2,184,005
Pool QJ7711, 5.00%, 11/01/2054	2,126,646	2,099,618
Pool QX0791, 5.50%, 12/01/2054	1,669,841	1,690,859
Pool RA3515, 2.50%, 09/01/2050	3,844,973	3,261,444
Pool RB5146, 2.50%, 02/01/2042	3,836,614	3,444,673
Pool RB5149, 2.50%, 03/01/2042	705,998	630,844
Pool RC1914, 2.00%, 06/01/2036	255,711	234,881
Pool SD1581, 2.50%, 09/01/2052	2,612,156	2,205,965
Pool SD4663, 6.00%, 01/01/2054	2,457,189	2,527,964
Pool SD5470, 5.00%, 03/01/2053	1,856,333	1,844,583
Pool SD6141, 6.00%, 08/01/2054	1,543,474	1,583,653
Pool SD6443, 6.00%, 10/01/2053	1,210,978	1,238,211
Pool SD8160, 2.00%, 08/01/2051	1,949,615	1,571,880
Pool SD8272, 3.00%, 12/01/2052	3,017,215	2,646,513
Pool SD8447, 6.00%, 07/01/2054	577,310	589,378
Pool SL0219, 4.50%, 02/01/2054	2,360,244	2,280,275
Pool SL3103, 6.50%, 10/01/2054	1,380,540	1,439,578
Federal National Mortgage Association
Pool BF0496, 3.00%, 07/01/2060	848,314	746,664
Pool BU1842, 2.00%, 01/01/2052	2,476,080	1,989,189
Pool CA7528, 2.50%, 10/01/2050	1,056,834	889,262
Pool CB2795, 3.00%, 02/01/2052	2,269,003	1,992,941
Pool DC6402, 5.00%, 11/01/2054	1,904,420	1,879,608
Pool FM6099, 2.00%, 02/01/2051	1,149,575	924,954
Pool FP0069, 2.50%, 01/01/2052	1,696,354	1,432,433
Pool FS2531, 2.00%, 06/01/2052	3,211,349	2,583,739
Pool FS9287, 5.50%, 09/01/2054	1,855,393	1,880,229
Pool MA4364, 2.00%, 06/01/2041	2,771,668	2,419,083
Pool MA4422, 2.00%, 09/01/2041	3,358,372	2,922,906
Pool MA4474, 2.00%, 11/01/2041	2,869,467	2,492,098
Pool MA4520, 2.00%, 01/01/2042	2,793,734	2,424,221
Pool MA5139, 6.00%, 09/01/2053	1,050,179	1,075,499
Pool MA5551, 4.50%, 12/01/2054	2,058,356	1,982,237
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $61,912,767)		61,798,753

SHORT-TERM INVESTMENTS	Shares	Value
Money Market Funds - 1.8%
First American Government Obligations Fund - Class U, 3.60% (e)	2,613,099	2,613,099
TOTAL SHORT-TERM INVESTMENTS (Cost $2,613,099)		2,613,099

TOTAL INVESTMENTS - 102.2% (Cost $149,690,594)		149,456,604
Liabilities in Excess of Other Assets - (2.2)%		(3,189,458)
TOTAL NET ASSETS - 100.0%		$146,267,146

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $85,044,752 or 58.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(c)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(d)	Interest only security.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Angel Oak Mortgage-Backed Securities ETF
Schedule of Open Futures Contracts
April 30, 2026 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(62)	06/30/2026	$6,685,828	$1,713

The average monthly notional value of long and short futures contracts during the period ended April 30, 2026, was $2,312,953 and $(5,391,059), respectively.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including, but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short-term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps, and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund’s net assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$85,044,752	$–	$85,044,752
Residential Mortgage-Backed Securities – U.S. Government Agency	–	61,798,753	–	61,798,753
Short-Term Investments	2,613,099	–	–	2,613,099
Total	$2,613,099	$146,843,505	$–	$149,456,604

Other Financial Instruments
Liabilities
Futures Contracts *	$1,713	$–	$–	$1,713

* Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.